Accounting policies - FV of financial assets and liabilities (Details) $ in Millions, in Millions	Dec. 31, 2017 MXV ( )	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXV ( )	Dec. 31, 2016 MXN ($)
Financial instruments
Financial assets | $		$ 1,285,120		$ 1,308,730
Financial liabilities | $		1,191,900		1,224,066
Fair value
Financial instruments
Financial assets	548,133		554,569
Financial liabilities	371,469		417,975
Level 1 | Fair value
Financial instruments
Financial assets	312,783		279,335
Financial liabilities	620		166
Level 2 and 3 | Fair value
Financial instruments
Financial assets	235,350	235,350	275,234	275,234
Financial liabilities	370,849	370,849	417,809	417,809
Financial assets held for trading | Fair value
Financial instruments
Financial assets	315,570		342,582
Financial assets held for trading | Level 1 | Fair value
Financial instruments
Financial assets	147,784		139,869
Financial assets held for trading | Level 2 and 3 | Fair value
Financial instruments
Financial assets	167,786	167,786	202,713	202,713
Financial assets designated at fair value through profit or loss | Fair value
Financial instruments
Financial assets	51,705		42,340
Financial assets designated at fair value through profit or loss | Level 2 and 3 | Fair value
Financial instruments
Financial assets	51,705	51,705	42,340	42,340
Financial assets available for sale | Fair value
Financial instruments
Financial assets	165,742		154,644
Financial assets available for sale | Level 1 | Fair value
Financial instruments
Financial assets	164,999		139,466
Financial assets available for sale | Level 2 and 3 | Fair value
Financial instruments
Financial assets	743	743	15,178	15,178
Hedging derivatives | Fair value
Financial instruments
Financial assets	15,116		15,003
Hedging derivatives | Level 2 and 3 | Fair value
Financial instruments
Financial assets	15,116	15,116	15,003	15,003
Financial liabilities held for trading | Fair value
Financial instruments
Financial liabilities	239,725		266,828
Financial liabilities held for trading | Level 1 | Fair value
Financial instruments
Financial liabilities	620		166
Financial liabilities held for trading | Level 2 and 3 | Fair value
Financial instruments
Financial liabilities	239,105	239,105	266,662	266,662
Financial liabilities designated at fair value through profit or loss | Fair value
Financial instruments
Financial liabilities	120,653		136,860
Financial liabilities designated at fair value through profit or loss | Level 2 and 3 | Fair value
Financial instruments
Financial liabilities	120,653	120,653	136,860	136,860
Hedging derivatives | Fair value
Financial instruments
Financial liabilities	11,091		14,287
Hedging derivatives | Level 2 and 3 | Fair value
Financial instruments
Financial liabilities	11,091	$ 11,091	14,287	$ 14,287